Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
11. Secured Term Loan Facilities and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due within one year	$151,586	$212,382
Due in two years	229,460	80,840
Due in three years	209,633	250,432
Due in four years	92,381	65,032
Due in five years	50,403	28,909
Due in more than five years*	82,479	124,452

Total secured term loans and revolving credit facilities	$815,942	$762,047
Less: current portion**	151,586	101,558

Secured term loan facilities and revolving credit facility, non-current portion*	$664,356	$660,489

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)

**
Excludes amounts relating to the refinancing of the
October 2016 Secured Term Loan and Revolving Credit Facility
and
June 2017 Secured Term Loan and Revolving Credit Facility
which were concluded subsequent to the year end, in March 2023.

Terminal
Facility.
In
March 2019
, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $
75.0
 million for the payment of project costs relating to our Ethylene Export Terminal. The Terminal Facility has a final maturity of
December 31, 2025
.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 275 to 300 basis points per annum over the term of the facility, for interest periods of three or six months. The Company has hedged LIBOR at 80% of the outstanding loan amount (split 50/50) at 0.369% and 0.362%% with ING and Société General respectively. The Marine Terminal Borrower may voluntarily prepay indebtedness at any time, without premium or penalty, in whole or in part upon prior written notice to the facility agent.
The Terminal Facility is subject to quarterly repayments of between $3.4 million and $3.8 million. The Marine Terminal Borrower must make mandatory prepayments of indebtedness upon specified amounts of excess cash flow, the receipt of performance liquidated damages pursuant to certain material contracts related to the Ethylene Export Terminal, the receipt of proceeds in connection with an event of loss (as defined in the Terminal Facility), the receipt of proceeds in connection with termination payments (as defined in the Terminal Facility), the receipt of proceeds in connection with certain dispositions b
y
 the Export Terminal Joint Venture, the incurrence of certain specified indebtedness, the inability to meet the conditions for paying a dividend for four or more consecutive quarters, dispositions of the Marine Terminal Borrower’s equity interests in the Export Terminal Joint Venture, the receipt of indemnity payments in excess of $500,000 and certain amounts of any loans outstanding upon the conversion date.

The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Export Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties and the company’s equity interests in the Marine Terminal Borrower. Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters of no less than 1.10 to 1.00.
The Marine Terminal Borrower can only pay dividends if the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing. The Terminal Facility also limits the Marine Terminal Borrower from, among other things, incurring indebtedness or entering into mergers and divestitures. The Terminal Facility also contains general covenants that will require the Marine Terminal Borrower to vote its interest in the Export Terminal Joint Venture to cause the Export Terminal Joint Venture to maintain adequate insurance coverage, maintain its property (but only to the extent the Export Terminal Borrower has the power under the organizational documents of the Marine Terminal Joint Venture to cause such actions).
January 2015 Secured Term Loan Facility.
In January 2015, the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance a prior $120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. The facility was repaid in December 2022, using the proceeds from the December 2022 Secured Revolving Credit facility.
October 2016 Secured Term Loan and Revolving Credit Facility.
On October 28, 2016, the Company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB. The facility has a term of seven years from the first utilization date (expiring in November 2023) with a maximum principal amount of up to $220.0 million. The facility has an undrawn amount of $20.0 million from the revolving portion of the facility and as of December 31, 2022, the outstanding balance drawn on the secured term loan, newbuilding loan and revolving credit facility was $62.2 million which was repayable in three quarterly amounts of approximately $4.1 million, followed by a final repayment of $50.0 million on November 30, 2023. This secured term loan and revolving credit facility was refinanced, subsequent to the year end, on
March 20, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
This facility is secured by first priority mortgages on each of:
Navigator Gemini
,
Navigator Leo, Navigator Libra, Navigator Pegasus
,
Navigator Phoenix
,
Navigator Taurus
and
Navigator Jorf
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
June 2017 Secured Term Loan and Revolving Credit Facility.
On June 30, 2017, the Company entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”
)
. The facility has $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June 2023) with a maximum principal amount of up to $160.8 million. The facility is fully drawn and as of December 31, 2022, the outstanding balance drawn on the loan and credit facility was $70.0 million which was repayable in one quarterly amount of approximately $4.1 million followed by a final repayment of $65.9 million on June 30, 2023. This secured term loan and revolving credit facility was refinanced, subsequent to the year end, on March 20, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
The facility is secured by first priority mortgages on each of
Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio
and
Navigator Virgo
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
March 2019 Secured Term Loan Facility
. On March 25, 2019, the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $107.0 million (the “March 2019 Secured Term Loan Facility”), to partially re-finance our January 2015 secured term loan facility that was due to mature in June 2020. The facility has a term of six years from the date of the agreement, therefore expiring in March 2025. It is fully drawn down and as of December 31, 2022, with an amount outstanding of $72.7 million which is repayable in eight equal quarterly instalments of approximately $2.3 million followed by a final payment of $54.4 million on the final quarterly repayment date on
March 25, 2025
. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 240 basis points per annum.
This loan facility is secured by first priority mortgages on each of;
Navigator Atlas, Navigator Europa, Navigator Oberon,
and
Navigator Triton
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
September 2020 Secured Revolving Credit Facility.
On September 17, 2020, the Company entered into a secured revolving credit facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. for a maximum principal amount of $210.0 million (the “September 2020 Secured Revolving Credit Facility”). The facility is due to mature in September 2025. As of December 31, 2022, an amount of
$173.0
 million was outstanding. The available facility amount shall be reduced semi-annually on June 30 and December 31 by an amount of $7.4 million followed by a final balloon payment on September 17, 2024, of $150.9 million.
Interest on amounts drawn was payable at a rate of U.S. LIBOR plus 250 basis points per annum until December 31, 2022, after which the rate was changed to
SO
FR plus a credit adjustment spread of 0.26161%.
This loan facility is secured by first priority mortgages on each of
Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence
, and
Navigator Yauza
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
August 2021 Amendment and Restatement Agreement.
In August 2021, as part of the Ultragas Transaction, the Company entered into an Amendment and Restatement Agreement with Danmarks Skibskredit A/S relating to a previously issued 2019 Senior Term Loan Facility, with four vessel owning entities as borrowers for a maximum principal amount of $66.95 million (the “August 2021 Amendment and Restatement Agreement”
)
. The facility has an expiration date of August 2026 and is fully drawn down as of December 31, 2022, with an amount outstanding of $46.6 million which is repayable in half yearly installments of approximately $2.9 million followed by a payment of $26.2 million on the final repayment date of June 1, 2026. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 190 basis points per annum. Under amendment no.1 of the facility, dated June 2019, the U.S. LIBOR portion of the facility on each tranche was fixed at a rate between 1.873% and 1.88% for the remaining duration of the loan.
The facility is secured by first priority mortgages on each of
Happy Osprey, Happy Peregrine, Happy Pelican
and
Happy Penguin
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the Senior Term Loan Facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million and (ii) 5 per cent of the total indebtedness; and b) maintain a ratio of value adjusted total stockholders’ equity to value adjusted total assets of not less than 30%; and the aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
In August 2021, as part of the Ultragas Transaction, the Company became guarantor for the following four Senior Secured Term Loan Facilities, previously entered into by Othello Shipping Company S.A. or certain of its wholly owned vessel owning entities.
DB Credit Facility A.
On October 25, 2013,
Atlantic Gas Shipping Inc.
and
Balearic Gas Shipping Inc.
entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $57.7 million (the “
DB Credit Facility A
”), to finance two newbuild LPG carriers,
Atlantic Gas and Balearic Gas
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in April 2027. It is fully drawn down as of December 31, 2022, with an amount outstanding of $20.4 million which is repayable for each vessel tranche in half yearly installments of $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum.
This loan facility is secured by first priority mortgages on each of
Atlantic Gas and Balearic Gas
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
Santander Credit Facility A.
On October 30, 2013,
Adriatic Gas Shipping Inc., Celtic Gas Shipping Inc.
and
Lalandia Shipping Company S.A
entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. and Korea Finance Corporation for a maximum principal amount of $81.0 million (the “
Santander Credit Facility A
”), to finance three newbuild LPG carriers,
Adriatic Gas
,
Celtic Gas
and
Happy Albatross
. The facility

has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in May 2027. It is fully drawn down as of December 31, 2022, with an amount outstanding of $30.4 million which is repayable for each vessel tranche in half yearly installments of between $1.0 million and $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum.
This loan facility is secured by first priority mortgages on each of
Adriatic Gas
,
Celtic Gas
and
Happy Albatross
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than

(
i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
DB Credit Facility B.
On July 31, 2015,
Bering Gas Shipping Inc
and
Pacific Gas Shipping Inc
entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $60.9 million (the “
DB Credit Facility B
”), to finance two newbuild LPG carriers
, Bering Gas
and
Pacific Gas
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in December 2028. It is fully drawn down as of December 31, 2022, with an amount outstanding of $31.7 million which is repayable for each vessel tranche in half yearly installments of $1.3 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum.
This loan facility is secured by first priority mortgages on each of
Bering Gas
and
Pacific Gas
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.
Santander Credit Facility B.
On July 31, 2015, Arctic Gas Shipping Inc
and
Falstria Shipping Company S.A
entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. for a maximum principal amount of $55.8 million (the “
Santander Credit Facility B
”), to finance two newbuild LPG carriers,
Arctic Gas
and
Happy Avocet
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in January 2029. It is fully drawn down as of December 31, 2022, with an amount outstanding of $30.2 million which is repayable for each vessel tranche in half yearly installments of $1.1 million and $1.3 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum.
This loan facility is secured by first priority mortgages on each of
Arctic gas
and
Happy Avocet
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this credit facility.

December 2022 Secured Term Loan and Revolving Credit Facility.
On December 7, 2022, the Company entered into a secured revolving credit facility with Credit Agricole Corporate and Investment Bank and Deutsche Bank AG for a maximum principal amount of $111.8 million (the “December 2022 Secured Revolving Credit Facility”). The facility is due to mature in September 2028. As of December 31, 2022, an amount of $108.7 million was outstanding. The available facility amount shall be reduced quarterly by an amount of $3.1 million followed by a final balloon payment on September 30, 2028, of $39.7 million.
Interest on amounts drawn was payable at a rate of SOFR plus 209 basis points.
This loan facility is secured by first priority mortgages on each of
Navigator Umbrio, Navigator Centuari, Navigator Ceres, Navigator Ceto
and
Navigator Copernico
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
Greater Bay JV Term Loan Facility.
On December 15, 2022, the Company entered into a secured term loan facility with ING Bank, London Branch, Skandinaviska Enskilda Banken AB (Publ), CTBC Bank and Shinsei Bank Limited for a maximum principal amount of $151.3 million (the “Greater Bay JV Term Loan Facility”) to provide financing for the intended acquisition of five ethylene carriers. As of December 31, 2022, one of the vessels had been acquired and the facility had an amount of $27.5 million outstanding. The remaining four vessels were acquired between January 2023 and March 2023 which resulted in the full facility amount of $151.3 million being drawn down. The term loan outstanding amount shall be reduced quarterly by an amount of approximately $2.7 million followed by a final payment on the sixth anniversary of each vessel’s tranche of between $15.0 million and $18.2 million per tranche.
Interest on amounts drawn is payable at a rate of SOFR plus 220 basis points.
This loan facility is secured by first priority mortgages on each of the five ethylene vessels:
Navigator Luna, Navigator Solar, Navigator Vega, Navigator Luna
and
Navigator Equator
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than
(i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and c) the joint venture entities (as defined) maintain at all times, from the date falling 12 months after the first drawdown, cash and cash equivalents equal to or greater than $3.0 million. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2022, the Company was in compliance with all covenants contained in this revolving credit facility.
Navigator Aurora Facility.
In October 2019, the SPV, OCY Aurora Ltd, which owns
Navigator Aurora
, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. The Navigator Aurora Facility bears interest at 3-month U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of December 31, 2022, there was $48.1 million in borrowings outstanding under the Navigator Aurora Facility (December 31, 2021: $54.8 million). The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. The likelihood of the Company having to make any payments under the guarantee is remote. The shipbroker appraised value of
Navigator Aurora
exceeded the borrowings outstanding under the Navigator Aurora Facility by approximately $28.9 million as of December 31, 2022 (As of December 31, 2021: $20.8 million). The fair value of the vessel is significantly greater than the amount of the senior bank loan it is pledged against, and therefore the guarantee made by the SPV to the lenders of the subordinated loan where OCY Malta Ltd is the borrower has negligible fair value.
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2021, and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$151,586	$101,558
Less: current portion of deferred financing costs	(3,016)	(2,549)

Current portion of secured term loan facilities, net of deferred financing costs	$148,570	$99,009

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$604,790	$612,349
Amount due to related parties*	54,877	48,140
Less: non-current portion of deferred financing costs	(4,689)	(4,011)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$654,978	$656,478

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.